INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 5,237,724	$ 7,865,191
Work in process	2,765,072	3,491,181
Finished goods	9,493,879	11,406,173
Inventory, Net, Total	17,496,675	22,762,545
Inventory impairment provision	$ 142,000	$ 48,000